SEMI-ANNUAL REPORT

                               DECEMBER 31, 1999

                               [GRAPHIC OMITTED]

                               NEW COVENANT FUNDS

                            NEW COVENANT GROWTH FUND
                            NEW COVENANT INCOME FUND
                       NEW COVENANT BALANCED GROWTH FUND
                       NEW COVENANT BALANCED INCOME FUND

TABLE OF CONTENTS

SHAREHOLDER LETTER ..................................................     1
PORTFOLIO OF INVESTMENTS ............................................     3
STATEMENT OF ASSETS AND LIABILITIES .................................    29
STATEMENT OF OPERATIONS .............................................    30
STATEMENT OF CHANGES IN NET ASSETS ..................................    31
FINANCIAL HIGHLIGHTS ................................................    32
NOTES TO FINANCIAL STATEMENTS .......................................    33

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders,

We are very pleased to present you with our first semi-annual report of activity and results for our New Covenant Funds. The New Covenant Funds have been organized with the full participation of the Presbyterian Church (U.S.A.) Foundation to facilitate responsible financial management of the investment and endowment assets of the Presbyterian Church (U.S.A.) and of the charitable organizations that are part of or associated with the Presbyterian Church (U.S.A.). The Foundation is a charitable religious organization that supports the mission of the Presbyterian Church (U.S.A.).

While no conversion process is perfect, we believe we have responded to comments and suggestions that have resulted in enhanced client service via paper report, telephone client service inquiry, automated telephone information/action lines (800.858.6127 or 877.835.4531) and our new web site at
www.newconvenantfunds.com.

The New Covenant Family of Mutual funds completed a successful first six months on December 31, 1999. Performance of the Growth Fund and the Income Fund were in line with popular market indexes for the six months, which was a good showing given the strong performance and narrow focus of particularly the domestic stock markets. Domestic equity markets declined sharply during the third quarter of 1999 and then roared back strongly during the fourth quarter. Fixed-income markets basically marked time during the six months with interest earned slightly more than offsetting the price declines in bonds caused by steadily increasing interest rates.

The Growth Fund had a total return of 6.8% for the six months ended December 31, 1999. Our U.S. domestic managers collectively trailed the market averages, but their under-performance was offset by outstanding performance by the Fund's two managers of international stocks, who more than doubled both the foreign stock index against which they are compared and the domestic stock indexes. Our style of being highly diversified across styles of value and growth, large and small stocks, and international as well as domestic stocks has proven valuable in this difficult market.

The last two years have been very difficult for funds invested in a broad selection of common stocks. Technology and internet companies have received unusual attention from investors, to the exclusion of many good companies that have been seen by these investors as less exciting or downright boring. Despite the increase in domestic stock-market averages during the past six months, more than half of the stocks on United States markets actually declined. Even among those stocks that advanced during the six months, the markets' focus on a relatively few stocks made competitive performance by domestic managers difficult to achieve.

During 1999, the strong performance of a few of the largest stocks far overshadowed the poor performance of most of the issues in the S & P 500 Index. According to an article published by Solomon Smith Barney Research January 14, 2000, "In the aggregate, 25 stocks accounted for the entire gain (21%) in the S & P 500, with gains and losses for the remaining 475 merely offsetting one another. The ten biggest contributors accounted for greater than 65% of the total gain. A large capitalized portfolio selected from

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
among the S & P 500 constituents that did not contain this small handful of companies would most likely have underperformed the benchmark by a substantial margin." Most of our money managers considered these stocks expensive; so much so that they were under-represented in our portfolios. Nevertheless, our diversified portfolio of common stocks produced competitive results for the Growth Fund's first six months of operation.

The Income Fund faced constant pressure during the six months from steadily rising interest rates and produced a total return of only 0.7%. The Federal Reserve twice raised interest rates during the last half of 1999, which together with investor anticipation of additional increases caused bond prices to fall. Also, the sharp stock-market recovery in 1999's fourth quarter caused money to be transferred from bonds into stocks, placing further downward pressure on bond prices.

The Balanced Growth Fund, a blend of 60% New Covenant Growth Fund and 40% New Covenant Income Fund, had a total return of 4.3% over the six months ending December 31, 1999. This fund is the most popular of our four funds, because it provides appreciation, opportunity and reasonable dividend and interest income without incurring the risk inherent in a portfolio consisting of only common stocks. As discussed above, common stocks held by the Growth Fund helped performance, while bonds held in the Income Fund neither helped nor hurt performance significantly.

The Balanced Income Fund, a blend of 35% New Covenant Growth Fund and 65% New Covenant Income Fund, also produced a positive return for the six months. However, the greater weighting of lackluster-performing bonds in the Income Fund meant that the total return was a modest 2.9%.

We believe the New Covenant Funds to be well positioned for the coming year as full employment, the possibility of higher interest rates, and an economy unable to sustain the previous positive patterns puts pressure on a broad range of securities.

  ----------------------------------------------------------------------------
                            New Covenant Growth Fund
                            TEN LARGEST STOCK HOLDINGS
                              at December 31, 1999

   Security                                       $$            % of Portfolio      Sector
   --------                                       --            - -- ---------      ------
   Intel Corporation                         $11,317,969             1.3%           Technology
   Lowes Companies, Inc.                     $11,221,648             1.3%           Retail
   Sony Corporation                          $11,180,484             1.3%           Electronics
   Motorola, Inc.                            $10,899,445             1.2%           Telecommunications
   Citigroup, Inc.                           $10,839,521             1.2%           Financial Services
   Molex, Inc., Class A                      $ 9,557,343             1.1%           Electronics
   Merck & Company, Inc.                     $ 9,074,227             1.0%           Pharmceuticals
   Acxiom Corporation                        $ 8,424,000             0.9%           Commercial Services
   Bell Atlantic Corporation                 $ 8,383,581             0.9%           Telecommunications
   Morgan Stanley Dean Witter and Co.        $ 8,196,705             0.9%           Financial Services

2

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
 COMMON STOCK -- 98.4 %
ADVERTISING -- 0.3%
    2,600   R.H. Donnelley Corporation+ ........................................           $      49,075
   31,900   Young & Rubicam, Inc. ..............................................               2,256,925
                                                                                           -------------
                                                                                               2,306,000
                                                                                           -------------
            AEROSPACE -- 0.4%
   3,100    AAR Corporation ....................................................                  55,606
 257,632    British Aerospace ..................................................               1,693,743
  34,600    Honeywell International, Inc. ......................................               1,995,987
       6    Raytheon Company ...................................................                     149
                                                                                           -------------
                                                                                               3,745,485

                                                                                           -------------
            AUTOMOTIVE -- 1.8%
  35,000    Cycle & Carriage Ltd.+ .............................................                 108,226
  18,374    DaimlerChrysler Holding Corporation+ ...............................               1,428,898
      69    Delphi Automotive Systems Corporation ..............................                   1,087
  72,100    Ford Motor Company .................................................               3,852,844
  35,700    General Motors Corporation .........................................               2,594,944
  47,900    Harley-Davidson, Inc. ..............................................               3,068,594
   7,500    Honda Motor Company ................................................                 278,947
  30,322    Hyundai Motor Company Ltd.+ ........................................                 316,865
  16,000    Michelin (CGDE) ....................................................                 628,586
  89,000    Mitsubishi Motors Corporation ......................................                 304,013
 389,000    Nissan Motor Company Ltd. ..........................................               1,530,567
   3,700    Peugeot S.A. .......................................................                 840,109
  23,000    Suzuki Motor Corporation ...........................................                 335,646
   2,200    Tower Automotive, Inc.+ ............................................                  33,963
  19,000    Volvo AB ...........................................................                 491,245
                                                                                           -------------
                                                                                              15,814,534
                                                                                           -------------
            BANKING -- 5.5%
  26,172    ABN AMRO Holdings NV ...............................................                 653,836
  47,000    ABSA Group Ltd. ....................................................                 210,755
   1,200    Astoria Financial Corporation ......................................                  36,525
  56,717    Australia & New Zealand Banking Group Ltd. .........................                 412,598
  14,400    Bank Handlowy W. Warszawie .........................................                 216,000
  78,000    Bank Hapoalim Ltd. .................................................                 242,940
  15,500    Bank Hapoalim Ltd., GDR ............................................                 240,250
  86,308    Bank of America Corporation ........................................               4,331,583
   5,200    Bank of Scotland ...................................................                  60,393
  25,680    Banque Nationale de Paris (BNP) ....................................               2,369,576
  15,000    Bayerische HypoVereinsbank .........................................                 457,840
  66,000    Chase Manhattan Corporation ........................................               5,127,375
   6,300    Comerica, Inc. .....................................................                 294,131
  10,800    Credicorp Ltd. .....................................................                 129,600
     550    Credit Suisse Group ................................................                 109,323
   5,000    Deutsche Bank A.G. .................................................                 422,331
 110,000    First Union Corporation ............................................               3,609,375
  27,000    ForeningsSparbanken AB .............................................                 396,639
 134,000    Fuji Bank Ltd. .....................................................               1,302,359
  20,900    Hanvit Bank , GDR+ .................................................                 129,580
   2,400    Hudson United Bancorp ..............................................                  61,350
 135,000    Independent Bank of Japan ..........................................               1,301,507
   4,700    Independence Community Bank Corporation ............................                  58,750
 217,000    Keppel TatLee Bank Ltd. ............................................                 479,472

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            BANKING (CONTINUED)
  16,800    Kookmin Bank, Sponsored GDR ........................................           $     263,983
  53,100    Lloyds TSB Group Plc ...............................................                 659,590
 202,300    MBNA Corporation ...................................................               5,512,675
  80,200    Merita Plc .........................................................                 472,618
  29,200    National Bank of Canada ............................................                 374,229
  53,300    National Westminster Bank Plc ......................................               1,145,070
  76,700    Nordbanken Holding AB ..............................................                 450,699
  55,600    Northern Trust Corporation .........................................               2,946,800
 160,650    Overseas Chinese Bank ..............................................               1,475,800
  79,800    San Paolo IMI S.p.A. ...............................................               1,084,414
   3,400    Southwest Bancorporation of Texas, Inc.+ ...........................                  67,362
  26,300    State Bank of India, GDR ...........................................                 271,658
  56,300    State Street Corporation ...........................................               4,113,419
   3,000    Staten Island Bancorp, Inc. ........................................                  54,000
 240,000    Sumitomo Trust International Plc ...................................               1,620,828
  80,900    Summit Bancorp. ....................................................               2,477,562
  78,200    Svenska Handelsbanken, Series A ....................................                 983,359
  13,000    Unibanco-Uniao De Bancos Brasileirs ................................                 391,625
 177,408    United Overseas Bank Ltd. ..........................................               1,565,835
  71,593    Westpac Banking Corporation Ltd. ...................................                 493,838
                                                                                           -------------
                                                                                              49,079,452
                                                                                           -------------

            BROADCASTING AND MEDIA -- 3.3%
   5,600    Ackerley Group, Inc. ...............................................                 101,500
  66,800    A.H. Belo Corporation ..............................................               1,273,375
  83,010    AMFM, Inc.+ ........................................................               6,495,533
 118,600    Cable & Wireless HKT Ltd. ..........................................                 342,519
  18,400    Cablevision Systems Corporation+ ...................................               1,389,200
 143,760    Charter Communications, Inc.+ ......................................               3,144,750
  81,900    Cinar Corporation+ .................................................               2,006,550
 192,400    Granada Group Plc ..................................................               1,942,398
   8,500    Grupo Television S.A. ..............................................                 580,125
 125,505    Infinity Broadcasting Corporation, Class A+ ........................               4,541,712
  47,400    McGraw-Hill Companies, Inc. ........................................               2,921,025
     145    News Corporation (The) Ord. ........................................                   1,242
   5,007    News Corporation (The) Ord. ........................................                  48,616
   3,200    News Corporation Ltd., Sponsored ADR ...............................                 122,400
     259    Reuters Group Plc, Sponsored ADR ...................................                  20,930
  70,400    Reuters Group Plc ..................................................                 977,967
   2,000    Television Franchise 1 (T.F.1) .....................................               1,047,644
  24,900    Time Warner, Inc. ..................................................               1,803,694
                                                                                           -------------
                                                                                              28,761,180
                                                                                           -------------
            CHEMICALS -- 1.8%
   2,400    ACNielsen Corporation+ .............................................                  59,100
  44,900    Air Products and Chemicals, Inc. ...................................               1,506,956
  38,500    BOC Group Plc ......................................................                 830,224
   3,390    Celanese AG+ .......................................................                  61,810
  11,000    Degussa AG .........................................................                 462,071
  46,260    Dow Chemical Company ...............................................               6,181,492
  14,600    DSM NV .............................................................                 585,351
  42,217    du Pont (E.I.) de Nemours & Company ................................               2,781,045
     800    H.B. Fuller Company ................................................                  44,750
 148,400    Imperial Chemical Industries Plc ...................................               1,567,707

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            CHEMICALS (CONTINUED)
  10,200    Laporte Plc ........................................................           $      89,300
  24,000    MacDermid, Inc. ....................................................                 985,500
  11,900    Norsk Hydro ASA ....................................................                 499,332
   8,000    Takeda Chemical Industries Ltd. ....................................                 395,419
                                                                                           -------------
                                                                                              16,050,057
                                                                                           -------------
            COMMERCIAL SERVICES -- 4.4%
 351,000    Acxiom Corporation+ ................................................               8,424,000
     245    Adecco S.A., Sponsored ADR .........................................                 190,793
 127,700    American Management Systems, Inc.+ .................................               4,006,588
   1,600    CDI Corporation+ ...................................................                  38,600
 250,000    Concord EFS, Inc.+ .................................................               6,437,500
  71,200    Deluxe Corporation .................................................               1,953,550
  87,400    Dun & Bradstreet Corporation .......................................               2,578,300
  93,500    Fiserv, Inc.+ ......................................................               3,582,219
   3,100    Interim Services, Inc.+ ............................................                  76,725
  75,100    Iron Mountain, Inc.+ ...............................................               2,952,369
  75,000    NOVA Corporation+ ..................................................               2,367,187
 110,000    Paychex, Inc. ......................................................               4,400,000
  50,000    Sterling Commerce, Inc.+ ...........................................               1,703,125
                                                                                           -------------
                                                                                              38,710,956
                                                                                           -------------
            COMPUTER SERVICES AND SOFTWARE -- 4.4%
   5,000    ASM Lithography Holding N.V. .......................................                 568,750
  12,400    ASM Lithography Holding N.V.+ ......................................               1,377,772
   2,000    Bell & Howell Company+ .............................................                  63,625
  50,000    BMC Software, Inc.+ ................................................               3,996,875
 164,500    Deltek Systems, Inc.+ ..............................................               2,220,750
  27,800    Electronic Arts, Inc.+ .............................................               2,335,200
  39,200    Electronic Data Systems Corporation ................................               2,623,950
  25,600    EMC Corporation ....................................................               2,796,800
  40,100    Hewlett-Packard Company ............................................               4,568,894
  53,860    Microsoft Corporation+ .............................................               6,288,155
   2,400    Nidec Corporation ..................................................                 692,963
  10,900    Oracle Corporation+ ................................................               1,221,481
   2,200    Storage Technology Corporation+ ....................................                  40,562
  55,320    Sun Microsystems, Inc.+ ............................................               4,283,842
 150,000    Transaction Systems Architects, Inc.+ ..............................               4,200,000
  30,000    Visio Corporation+ .................................................               1,425,000
                                                                                           -------------
                                                                                              38,704,619
                                                                                           -------------
            CONSTRUCTION AND BUILDING MATERIALS -- 0.6%
1,426,000   Benpres Holdings Corporation+ ......................................                 215,846
   1,300    Bouygues S.A. ......................................................                 826,329
  15,458    Cemex, S.A.+ .......................................................                 430,892
  20,159    CRH Plc ............................................................                 434,573
   1,300    Gartner Group, Inc., Class A+ ......................................                  19,825
     800    Granite Construction, Inc. .........................................                  14,750
     315    Holderbank Financiere Glarus AG, Class B ...........................                 431,263
  60,400    Masco Corporation ..................................................               1,532,650
   1,800    Nichiei Company Ltd. ...............................................                  39,111
  50,000    Sekisui House Ltd. .................................................                 442,889
  34,000    Thyssen Krupp AG ...................................................               1,036,059
   1,700    Toll Brothers, Inc.+ ...............................................                  31,663
                                                                                           -------------
                                                                                               5,455,850
                                                                                           -------------

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            CONSUMER PRODUCTS -- 2.8%
  41,100    Black & Decker Corporation .........................................           $   2,147,475
   1,700    Basset Furniture Industries, Inc. ..................................                  27,200
  78,400    Cintas Corporation+ ................................................               4,165,000
  61,430    Clorox Company .....................................................               3,094,536
   1,400    Ethan Allen Interiors, Inc. ........................................                  44,888
   2,000    Furniture Brands International, Inc.+ ..............................                  44,000
  83,000    Gillette Company ...................................................               3,418,563
  25,000    Kingfisher Plc .....................................................                 277,428
  40,700    Legget & Platt, Inc. ...............................................                 872,506
 160,900    Pall Corporation ...................................................               3,469,406
   6,100    Pennzoil - Quaker State Company ....................................                  62,144
  48,300    Procter & Gamble Company ...........................................               5,291,869
  20,038    Reckitt & Coleman Ltd. .............................................                 189,673
  91,500    Steiner Leisure Ltd. ...............................................               1,526,906
  35,000    Unilever N.V. ......................................................                 257,237
 110,000    Yue Yuen Industrial Holdings .......................................                 261,787
                                                                                           -------------
                                                                                              25,150,618
                                                                                           -------------
            CONTAINERS -- 0.1%
   4,400    American National Can Group, Inc. ..................................                  57,200
  34,700    Sonoco Products Company ............................................                 789,425
                                                                                           -------------
                                                                                                 846,625
                                                                                           -------------
            COSMETICS -- 0.6%
 170,400    Avon Products, Inc. ................................................               5,623,200
                                                                                           -------------
            DIVERSIFIED OPERATIONS -- 3.5%
  18,972    ABB AG .............................................................               2,297,395
      10    Berkshire Hathaway, Inc., Class B+ .................................                  18,300
  45,600    Corning, Inc. ......................................................               5,879,550
  64,100    Electrolux Company AB ..............................................               1,612,105
  31,200    First Data Corporation .............................................               1,538,550
     200    General Electric Company ...........................................                  30,950
  36,000    GKN, Plc ...........................................................                 589,649
  45,000    Hutchison Whampoa Ltd ..............................................                 654,145
 410,800    Invensys Plc .......................................................               2,171,916
  11,600    Larsen & Toubro Ltd., Sponsored GDR+++ .............................                 296,360
  20,095    Mannesmann AG ......................................................               4,848,076
  44,800    Minnesota Mining and Manufacturing Company .........................               4,384,800
  57,200    PPG Industries, Inc. ...............................................               3,578,575
  48,500    Swire Pacific Ltd. .................................................                 286,377
  10,700    Textron, Inc. ......................................................                 820,556
  20,809    Vivendi ............................................................               1,879,238
                                                                                           -------------
                                                                                              30,886,542
                                                                                           -------------
            EDUCATION -- 0.3%
 123,700    DeVry, Inc.+ .......................................................               2,303,913
                                                                                           -------------
            ELECTRONICS -- 7.8%
      40    Advanced Micro Devices, Inc.+ ......................................                   1,158
   8,400    Advantest Corporation ..............................................               2,219,830
   3,000    Anixter International, Inc.+ .......................................                  61,875
 105,317    Asustek Computer, Inc. .............................................               1,437,577
  60,000    Dallas Semiconductor Corporation ...................................               3,866,250
  54,000    Emerson Electric Company ...........................................               3,098,250

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            ELECTRONICS (CONTINUED)
   3,100    Epcos AG+ ..........................................................           $     232,647
  46,920    General Motors Corporation, Class H ................................               4,504,320
   5,100    Hirose Electric Company Ltd. .......................................               1,143,594
  43,000    Johnson Electric Holdings, Ltd. ....................................                 276,028
  50,000    Littelfuse, Inc.+ ..................................................               1,213,281
   6,200    Mentor Graphics Corporation+ .......................................                  81,763
   6,000    Molex, Inc. ........................................................                 340,125
 211,212    Molex, Inc., Class A ...............................................               9,557,343
  12,000    Murata Manufacturing Company Ltd. ..................................               2,818,831
  10,100    Nintendo Company Ltd. ..............................................               1,678,555
  14,836    Phillips Electronics Shares ........................................               2,017,580
   8,700    Quantum Corporation-Hard Disk Drive+ ...............................                  60,356
  19,800    Quinenco S.A., Sponsored ADR .......................................                 220,275
   4,200    Rohm Company Ltd. ..................................................               1,726,534
  17,526    Samsung Electronics ................................................               2,125,028
   3,100    Sensormatic Electronics Corporation+ ...............................                  54,056
  37,700    Sony Corporation ...................................................              11,180,484
   9,000    Sony Corporation Music Entertainment (Japan), Inc. .................               2,228,683
     700    Sony Corporation, Sponsored ADR ....................................                 199,325
  41,370    STMicroelectronics N.V. ............................................               6,264,969
   5,200    STMicroelectronics+ ................................................                 800,400
  21,008    Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR+ ....                 945,360
   2,000    Taiyo Yuden Company, Ltd. ..........................................                 118,626
  21,000    TDK Corporation ....................................................               2,900,166
   2,000    Tektronix, Inc. ....................................................                  77,750
  76,700    Thomas & Betts Corporation .........................................               2,444,813
  20,700    Tokyo Electron Ltd. ................................................               2,836,449
  14,000    Xilinx, Inc.+ ......................................................                 636,563
                                                                                           -------------
                                                                                              69,368,844
                                                                                           -------------
            ENERGY -- 2.6%
   3,000    Avista Corporation .................................................                  46,313
 174,187    British Energy Plc .................................................               1,000,953
 140,980    Conoco, Inc. .......................................................               3,506,877
   1,400    Devon Energy Corporation ...........................................                  46,025
 130,200    El Paso Energy Corporation .........................................               5,053,388
 321,900    Ente Nazionale Idrocarburi .........................................               1,770,492
  34,100    Entergy Corporation ................................................                 878,075
  24,600    Equitable Resources, Inc. ..........................................                 821,025
  92,200    Halliburton Company ................................................               3,711,050
     100    Niagara Mohawk Holdings, Inc. ......................................                   1,394
  10,000    Suncor Energy, Inc. ................................................                 418,427
  24,107    Total Fina `B' Bearer Shares .......................................               3,217,654
  80,000    Williams Companies, Inc. ...........................................               2,445,000
                                                                                           -------------
                                                                                              22,916,673
                                                                                           -------------
            ENTERTAINMENT AND LEISURE -- 0.7%
   2,800    Carmike Cinemas, Inc., Class A+ ....................................                  21,875
  20,800    Carnival Corporation ...............................................                 994,500
     300    Disney (Walt) Company ..............................................                   8,775
   2,500    Felcor Lodging Trust, Inc. .........................................                  43,750
   3,700    Prime Hospitality Corporation+ .....................................                  32,606
  90,000    Rank Group Plc .....................................................                 290,754
  85,000    Royal Caribbean Cruises Ltd. .......................................               4,191,563

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            ENTERTAINMENT AND LEISURE (CONTINUED)
  30,200    Speedway Motorsports, Inc.+ ........................................           $     839,938
   1,100    Vail Resorts, Inc.+ ................................................                  19,731
                                                                                           -------------
                                                                                               6,443,492
                                                                                           -------------
            FINANCIAL SERVICES -- 6.4%
   1,600    AIFUL Corporation+ .................................................                 195,752
  22,400    American Express Company ...........................................               3,724,000
      52    Associates First Capital Corportation ..............................                   1,427
  64,200    Block (H & R), Inc. ................................................               2,808,750
 195,087    Citigroup, Inc. ....................................................              10,839,521
  87,800    Fannie Mae .........................................................               5,482,012
  46,400    Fleet Boston Corporation ...........................................               1,615,300
  50,900    Franklin Resources, Inc. ...........................................               1,631,981
 109,000    Grupo Financiero Banorte S.A. ......................................                 164,507
 140,500    Halifax Group Plc ..................................................               1,534,180
  80,000    Heller Financial, Inc. .............................................               1,605,000
 133,015    HSBC Holdings Plc Shares ...........................................               1,865,136
  35,800    ING Groep NV, CVA Shares ...........................................               2,161,623
 140,050    Mellon Financial Corporation+ ......................................               4,770,453
  57,420    Morgan Stanley Dean Witter & Company ...............................               8,196,705
  76,900    Old Mutual .........................................................                 209,926
  17,000    Orix Corporation ...................................................               3,830,283
  19,300    Promise Company Ltd. ...............................................                 982,284
  14,400    Provida S.A.-Administradora de Fondos de Pensiones .................                 309,600
  17,300    Republic New York Corporation ......................................               1,245,600
   1,140    Shohkoh Fund & Company .............................................                 451,336
   1,300    Takefuji Corporation ...............................................                 162,739
  52,000    UniCredito Italiano SpA ............................................                 255,625
  35,600    Washington Mutual, Inc. ............................................                 925,600
  36,400    Wells Fargo Company ................................................               1,471,925
                                                                                           -------------
                                                                                              56,441,265
                                                                                           -------------
            FOOD AND BEVERAGES -- 3.3%
   1,900    American Italian Pasta Company, Class A+ ...........................                  58,425
   3,600    Aurora Foods, Inc.+ ................................................                  33,525
 230,706    Cadbury Schweppes Plc ..............................................               1,390,020
  56,882    Coca Cola Amatil ...................................................                 155,347
  14,000    Coca-Cola Beverages Plc+ ...........................................                  26,685
  55,019    Coca-Cola Beverages Plc ............................................                 104,748
   2,300    Danone .............................................................                 542,156
 107,700    Flowers Industries, Inc. ...........................................               1,716,469
 111,500    General Mills, Inc. ................................................               3,986,125
  73,600    Heinz (H.J.) Company ...............................................               2,930,200
  47,900    Hershey Foods Corporation ..........................................               2,275,250
  68,800    McCormick & Company, Inc. ..........................................               2,046,800
     224    Nestle S.A., Registered Shares .....................................                 410,355
   9,500    Panamerican Beverages, Inc. ........................................                 195,344
  14,600    Pao de Acucar ADS ..................................................                 471,763
  64,700    PepsiCo, Inc. ......................................................               2,280,675
  39,000    Quaker Oats Company ................................................               2,559,375
   2,900    Ralcorp Holdings, Inc.+ ............................................                  57,819
  23,800    Ralston Purina Group ...............................................                 663,425
 141,800    Sara Lee Corporation ...............................................               3,128,463
  97,800    SYSCO Corporation ..................................................               3,869,213

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            FOOD AND BEVERAGES (CONTINUED)
  20,000    Tate & Lyle Plc ....................................................           $     128,093
 170,400    Tesco Plc ..........................................................                 517,465
   4,500    Whitman Corporation ................................................                  60,469
                                                                                           -------------
                                                                                              29,608,209
                                                                                           -------------
            FORESTRY AND PAPER PRODUCTS -- 1.7 %
  18,000    Asia Pulp & Paper Company Ltd. .....................................                 141,750
   1,900    Chesapeake Corporation .............................................                  57,950
  23,000    International Paper Company ........................................               1,298,062
  77,800    Kimberly-Clark Corporation .........................................               5,076,450
   8,500    Kimberly-Clark de Mexico S.A. de CV, Sponsored ADR .................                 165,875
  15,000    Sumitomo Forestry ..................................................                 115,983
  47,600    Temple-Inland, Inc. ................................................               3,138,625
  52,800    UPM-Kymmene Oyj ....................................................               2,127,522
     100    Westvaco Corporation ...............................................                   3,262
  46,300    Weyerhaeuser Company ...............................................               3,324,919
                                                                                           -------------
                                                                                              15,450,398
                                                                                           -------------
            HEALTH SERVICES -- 2.2%
   4,300    AmeriSource Health Corporation+ ....................................                  65,306
  13,800    Amgen, Inc.+ .......................................................                 828,863
  35,000    Cardinal Health, Inc. ..............................................               1,675,625
 100,000    IMS Health, Inc. ...................................................               2,718,750
  64,000    Kao Corporation ....................................................               1,825,976
     465    Novartis AG, Registered Shares .....................................                 682,767
 100,000    Omnicare, Inc. .....................................................               1,200,000
  57,000    Sankyo Company Ltd. ................................................               1,171,577
 100,000    Shared Medical Systems Corporation .................................               5,093,750
  19,300    Sola International, Inc.+ ..........................................                 267,787
  73,900    United Healthcare Corporation ......................................               3,925,937
                                                                                           -------------
                                                                                              19,456,338
                                                                                           -------------
            INSURANCE -- 3.0%
  14,182    Aegon N.V. .........................................................               1,370,050
  19,300    Aetna, Inc. ........................................................               1,077,181
   4,802    Allianz AG+ ........................................................               1,613,237
  67,100    Allied Zurich Plc ..................................................                 791,222
 130,800    Allstate Corporation ...............................................               3,139,200
  32,031    American International Group, Inc. .................................               3,463,352
  18,000    Assicurazioni Generali S.p.A. ......................................                 594,739
  12,400    Axa ................................................................               1,728,773
  16,000    Clarica Life Insurance Company .....................................                 288,188
     600    E. W. Blanch Holding, Inc. .........................................                  36,750
   3,500    Enhance Financial Services Group, Inc. .............................                  56,875
   3,000    Everest Reinsurance Holdings, Inc. .................................                  66,937
   1,100    Gallagher (Arthur J.) & Company ....................................                  71,225
  80,000    Hartford Financial Services Group, Inc. ............................               3,790,000
  40,000    Lend Lease Corporation Ord .........................................                 560,388
  13,000    Liberty Life Association of Africa Ltd. ............................                 149,959
  10,800    Manulife Financial Corporation+ ....................................                 134,673
  45,000    Mitsui Marine and Fire Insurance Company, Ltd. .....................                 266,908
  72,100    Prudential Plc .....................................................               1,406,875
     900    Radian Group, Inc. .................................................                  42,975


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            INSURANCE (CONTINUED)
   1,100    RenaissanceRe Holdings Ltd. ........................................            $     44,962
 244,254    Royal & Sun Alliance Insurance Group Plc ...........................               1,830,682
 183,000    Sanlam Ltd.+ .......................................................                 255,695
     181    Swiss Re ...........................................................                 371,821
  65,400    UnumProvident Corporation ..........................................               2,096,887
   2,110    Zurich Allied AG ...................................................               1,203,215
                                                                                            ------------
                                                                                              26,452,769
                                                                                            ------------
            MACHINERY AND EQUIPMENT -- 2.5%
 116,100    Applied Power, Inc. ................................................               4,266,675
  52,100    Caterpillar, Inc. ..................................................               2,451,956
  43,200    Deere & Company ....................................................               1,873,800
  76,800    Dover Corporation ..................................................               3,484,800
   7,000    Fanuc Ltd. .........................................................                 891,358
  74,600    Grainger (W.W.), Inc. ..............................................               3,566,812
   1,000    Harman International Industries, Inc. ..............................                  56,125
  33,800    Ingersoll-Rand Company .............................................               1,861,112
   4,400    JLG Industries, Inc. ...............................................                  70,125
   2,300    Regal-Beloit Corporation ...........................................                  47,437
 140,500    Snap-On, Inc. ......................................................               3,732,031
                                                                                            ------------
                                                                                              22,302,231
                                                                                            ------------
            MANUFACTURING -- 0.9%
  38,000    Nikon Corporation ..................................................               1,115,787
  10,000    Pechiney International .............................................                 714,715
   9,500    Saint Gobain Shares ................................................               1,786,686
  35,600    Siemens AG NPV Registerd Shares ....................................               4,529,326
  51,000    Toray Industries, Inc. .............................................                 197,671
                                                                                            ------------
                                                                                               8,344,185
                                                                                            ------------
            MEDICAL PRODUCTS -- 2.8%
  52,890    Agilent Technologies, Inc.+ ........................................               4,089,058
  25,431    Aventis S.A.+ ......................................................               1,475,612
  57,000    Baxter International, Inc. .........................................               3,580,312
  76,600    Becton, Dickinson and Company ......................................               2,049,050
  82,800    Boston Scientific Corporation+ .....................................               1,811,250
   3,000    Dentsply International, Inc. .......................................                  70,875
   2,600    Invacare Corporation ...............................................                  52,162
  72,660    Johnson & Johnson ..................................................               6,766,463
  50,000    Medtronic, Inc. ....................................................               1,821,875
  28,100    Patterson Dental Company+ ..........................................               1,197,762
  33,200    Precision Castparts Corporation ....................................                 871,500
  20,000    ResMed, Inc.+ ......................................................                 835,000
   1,800    Varian Medical Systems, Inc. .......................................                  53,662
                                                                                            ------------
                                                                                              24,674,581
                                                                                            ------------
            METALS AND MINING -- 1.2%
  55,970    Alcoa, Inc. ........................................................               4,645,510
  20,000    Broken Hill Proprietary Company Ltd., Sponsored ADR ................                 531,250
 213,084    Broken Hill Proprietary Company Ltd. ...............................               2,797,933
  12,000    China Steel Corporation, GDR+ ......................................                 175,200
  10,100    De Beers ...........................................................                 292,269
  19,500    Hindalco Industries Ltd., Sponsored GDR ............................                 453,375
   7,400    Impala Platinum Holdings Ltd. ......................................                 299,366

                 See accompanying notes to financial statements.
10

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            METALS AND MINING (CONTINUED)
  12,000    Inco Ltd. ..........................................................           $     282,000
   8,200    Pohang Iron & Steel Company Ltd. ...................................                 287,000
  33,600    Steel Dynamics, Inc.+ ..............................................                 535,500
  18,000    Tubos de Acero de Mexico S.A., Sponsored ADR .......................                 244,125
                                                                                           -------------
                                                                                              10,543,528
                                                                                           -------------
            MISCELLANEOUS - NON CATEGORIZED -- 0.1%
 150,000    GPO FIN BANAMEX AC .................................................                 601,583
     237    SGS Holding ........................................................                 302,148
   4,000    Shin Etsuchem Company ..............................................                 172,262
   6,408    Transocean Sedco Forex, Inc. .......................................                 215,875
                                                                                           -------------
                                                                                               1,291,868
                                                                                           -------------
            OFFICE AUTOMATION AND EQUIPMENT -- 0.6%
  64,000    Canon, Inc. ........................................................               2,543,212
   2,200    Standard Register Company ..........................................                  42,625
 137,300    Xerox Corporation ..................................................               3,114,994
                                                                                           -------------
                                                                                               5,700,831
                                                                                           -------------
            OIL -- 2.9%
  66,600    Baker Hughes, Inc. .................................................               1,402,762
   1,900    Barrett Resources Corporation+ .....................................                  55,931
 176,600    BP Amoco Plc .......................................................               1,782,659
  18,600    Chevron Corporation ................................................               1,611,225
  50,000    Core Laboratories NV+ ..............................................               1,003,125
  42,500    Enterprise Oil Plc .................................................                 288,331
  12,937    Exxon Mobil Corporation ............................................               1,042,275
  14,200    Gulf Indonesia Resources Ltd. ......................................                 115,375
   2,300    Helmerich & Payne, Inc. ............................................                  50,169
   9,000    MOL Magyar Olaj-es Gazipari Rt. ....................................                 186,009
  35,400    Sasol Ltd. .........................................................                 298,499
  33,100    Schlumberger Ltd. ..................................................               1,861,875
 102,600    Sunoco, Inc. .......................................................               2,411,100
  10,000    Talisman Energy, Inc.+ .............................................                 257,500
 137,950    Texaco, Inc. .......................................................               7,492,409
      30    Tosco Corporation ..................................................                     816
  95,100    Unocal Corporation .................................................               3,191,794
  90,100    USX-Marathon Group .................................................               2,224,344
                                                                                           -------------
                                                                                              25,276,198
                                                                                           -------------
            PHARMACEUTICALS -- 4.3%
  33,000    Abbott Laboratories ................................................               1,198,312
 112,700    American Home Products Corporation .................................               4,444,606
  34,070    AstraZeneca Group Plc ..............................................               1,441,438
  63,635    AstraZeneca Group Plc+ .............................................               2,643,749
   2,000    AstraZeneca Group Plc, Sponsored ADR ...............................                  83,500
  91,870    Bristol-Myers Squibb Company .......................................               5,896,906
  47,700    Glaxo Wellcome Plc .................................................               2,665,237
 135,310    Merck & Company, Inc. ..............................................               9,074,227
  88,100    Pharmacia & Upjohn, Inc. ...........................................               3,964,500
  28,827    Rhone-Poulenc Ltd. .................................................               1,675,543
     165    Roche Holdings AG ..................................................               1,958,488
  97,600    SmithKline Beecham Plc .............................................               1,237,578
  30,500    Teva Pharmaceutical Industries, Inc. ...............................               2,186,469
                                                                                           -------------
                                                                                              38,470,553
                                                                                           -------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            PHOTO EQUIPMENT AND SUPPLIES -- 0.5%
  66,000    Eastman Kodak Company ..............................................           $   4,372,500
   2,000    Polaroid Corporation ...............................................                  37,625
                                                                                           -------------
                                                                                               4,410,125
                                                                                           -------------
            PRINTING AND PUBLISHING -- 0.5%
   1,900    Banta Corporation ..................................................                  42,869
   3,600    Bowne & Company, Inc. ..............................................                  48,600
   1,600    Houghton Mifflin Company ...........................................                  67,500
  30,600    New York Times Company .............................................               1,503,225
   1,600    Pulitzer, Inc. .....................................................                  64,500
 168,500    Reed International Plc .............................................               1,265,628
  29,968    Singapore Press Holdings Ltd. ......................................                 649,562
  38,500    Thomson Corporation ................................................               1,013,509
                                                                                           -------------
                                                                                               4,655,393
                                                                                           -------------
            REAL ESTATE -- 0.1%
  35,000    Cheung Kong Holdings Ltd. ..........................................                 443,494
  40,000    Mitsui Fudosan Company Ltd. ........................................                 270,921
                                                                                           -------------
                                                                                                 714,415
                                                                                           -------------
            RESTAURANTS -- 0.5%
 118,000    McDonald's Corporation .............................................               4,756,875
                                                                                           -------------

            RETAIL -- 6.1%
  23,530    Albertson's, Inc. ..................................................                 758,843
  85,100    AutoZone, Inc.+ ....................................................               2,749,794
  50,000    Barnes & Noble, Inc.+ ..............................................               1,031,250
 110,000    Bed Bath & Beyond, Inc.+ ...........................................               3,822,500
   5,000    Borders Group, Inc.+ ...............................................                  80,313
   5,400    Carrefour S.A.+ ....................................................                 996,007
  50,000    CDW Computer Centers+ ..............................................               3,931,250
  32,400    Circuit City Stores, Inc.-CarMax Group+ ............................                  74,925
  63,437    Coles Myer Ltd. ....................................................                 327,674
   4,000    CompUSA, Inc.+ .....................................................                  20,500
  45,000    CVS Corporation ....................................................               1,797,188
  12,400    Dayton Hudson Corporation ..........................................                 910,625
  79,327    Dollar General Corporation .........................................               1,804,689
  50,000    Fastenal Company ...................................................               2,246,875
  27,900    Federated Department Stores, Inc.+ .................................               1,410,694
   2,200    Great Atlantic & Pacific Tea Company, Inc. .........................                  61,325
 141,800    Great Universal Stores Plc .........................................                 824,578
  42,150    Home Depot, Inc. ...................................................               2,889,909
  13,000    JUSCO Company Ltd. .................................................                 226,613
  25,000    Kohl's Corporation+ ................................................               1,804,688
 187,810    Lowe's Companies, Inc. .............................................              11,221,648
  82,200    May Department Stores Company ......................................               2,650,950
   1,400    Men's Wearhouse, Inc.+ .............................................                  41,125
  25,390    Metro AG ...........................................................               1,365,791
 459,200    Office Depot, Inc.+ ................................................               5,022,500
   5,400    Pier 1 Imports, Inc. ...............................................                  34,425
  40,000    Starbucks Corporation+ .............................................                 970,000
  20,700    TJX Companies, Inc. ................................................                 423,056
   2,800    United Stationers, Inc. ............................................                  79,975
   5,300    Venator Group, Inc. ................................................                  37,100

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)

--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            RETAIL (CONTINUED)
  51,040    Wal-Mart Stores, Inc. ..............................................            $  3,528,140
   2,500    Wet Seal, Inc. Class A+ ............................................                  30,625
  30,000    Williams-Sonoma, Inc.+ .............................................               1,380,000
                                                                                            ------------
                                                                                              54,555,575
                                                                                            ------------
            TECHNOLOGY -- 4.1%
  62,900    3Com Corporation+ ..................................................               2,956,300
  42,030    Cisco Systems, Inc.+ ...............................................               4,502,464
  29,500    Compaq Computer Corporation ........................................                 798,344
 137,500    Intel Corporation ..................................................              11,317,969
  54,200    International Business Machines Corporation ........................               5,853,600
  20,000    Linear Technology Corporation ......................................               1,431,250
   8,000    Meitec Corporation+ ................................................                 254,478
  50,000    Microchip Technology, Inc.+ ........................................               3,421,875
  47,690    Morgan Crucible Company Plc. .......................................                 222,627
  10,000    Newbridge Networks Corporation+ ....................................                 225,494
  33,400    Texas Instruments, Inc. ............................................               3,235,625
  28,600    United Technologies Corporation ....................................               1,859,000
                                                                                            ------------
                                                                                              36,079,026
                                                                                            ------------
            TELECOMMUNICATIONS -- 10.9%
  55,000    ADC Telecommunications, Inc.+ ......................................               3,990,938
  13,000    Alcatel ............................................................               2,985,784
 117,250    AT & T Corporation .................................................               5,950,437
 136,180    Bell Atlantic Corporation ..........................................               8,383,581
  23,500    Carso Global Telecom, Sponsored ADR ................................                 441,243
   3,300    China Telecom (Hong Kong) Ltd., Sponsored ADR ......................                 424,256
   3,900    CIA Anonima Nacional Telefonas de Venezuela, ADR ...................                  96,038
  29,530    Deutsche Telekom AG+ ...............................................               2,103,115
   9,100    ECI Telecom Ltd. ...................................................                 287,788
   7,500    Eircom Plc .........................................................                  30,598
     300    Ericsson (LM) Telefonaktiebolaget, Sponsored ADR ...................                  19,706
  10,500    Ericsson (LM) Telefonaktiebolaget, Class B, Sponsored ADR ..........                 674,991
  31,100    GTE Corporation ....................................................               2,194,494
  23,500    Hellenic Telecommunications Organization S.A., Sponsored ADR .......                 280,531
   4,100    Korea Telecom Corporation, Sponsored ADR ...........................                 306,475
  31,800    Mahanager Telephone Nigam Ltd., GDR+++ .............................                 282,066
   7,200    Matav Rt.-Magyar Tavkoxlesi Rt., Sponsored ADR .....................                 259,200
  98,715    MCI WorldCom, Inc.+ ................................................               5,238,065
  74,020    Motorola, Inc. .....................................................              10,899,445
  46,830    Nextel Communications, Inc.+ .......................................               4,829,344
     155    Nippon Telegraph & Telephone Corporation ...........................               2,654,889
  17,200    Nokia  AB OY .......................................................               3,118,754
  33,710    Nokia Oyj, Sponsored ADR ...........................................               6,404,900
  58,430    Nortel Networks Corporation ........................................               5,901,430
     178    NTT Mobile Communications Network, Inc.+ ...........................               6,846,824
  18,000    Nuevo Grupo Iusacell S.A de CV., Sponsored ADR+ ....................                 268,875
   9,700    Partner Communications Company Ltd., ADR+ ..........................                 250,988
  13,900    Philippine Long Distance Telephone Company, Sponsored ADR ..........                 359,663
 112,200    Portugal Telecom S.A. ..............................................               1,230,838
  58,228    SBC Communications, Inc. ...........................................               2,838,615
  24,411    SK Telecom Company Ltd. ............................................                 936,772
   2,477    Swisscom AG ........................................................               1,001,814
  25,400    Tele Danmark AS, Series B ..........................................               1,887,236

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
            TELECOMMUNICATIONS (CONTINUED)
  40,000    Telecel-Comunicacoes Pessoais S.A. .................................            $    697,489
  11,000    Telecom Argentina, S.A. ............................................                 376,750
 229,300    Telecom Italia S.p.A. ..............................................               1,496,445
   9,500    Telefonica de Argentina, S.A. ......................................                 293,313
  12,100    Telefonica del Peru, Sponsored ADR .................................                 161,838
 225,144    Telefonica S.A. ....................................................               5,624,608
  14,600    Telefonos de Mexico, S.A. ..........................................               1,642,500
  15,300    Teleglobe, Inc. ....................................................                 348,715
  35,000    Tellabs, Inc+ ......................................................               2,246,563
  51,000    Vodafone AirTouch Plc ..............................................                 254,217
                                                                                            ------------
                                                                                              96,522,131
                                                                                            ------------
            TRANSPORTATION -- 1.6%
  69,326    BG Group Plc .......................................................                 447,652
  42,400    British Airways ....................................................                 276,694
   1,700    CNF Transportation, Inc. ...........................................                  58,650
  60,200    Deutsche Lufthansa AG ..............................................               1,400,841
  38,200    FDX Corporation+ ...................................................               1,563,812
 110,300    Norfolk Southern Corporation .......................................               2,261,150
  55,000    Shell Transport & Trading Company ..................................                 457,090
 140,000    USFreightways Corporation ..........................................               6,702,500
  45,200    Wisconsin Central Transportation Corporation+ ......................                 607,375
   8,100    United Parcel Service, Inc., Class B ...............................                 558,900
                                                                                            ------------
                                                                                              14,334,664
                                                                                            ------------
            UTILITIES -- 1.3%
  58,748    AES Corporation+ ...................................................               4,391,413
  14,400    Consolidated Edison, Inc. ..........................................                 496,800
  85,000    ENDESA S.A. ........................................................               1,687,663
  16,700    FPL Group, Inc.                                                                      714,969
  42,586    Hong Kong Electric Holdings Ltd. ...................................                 133,124
  23,400    Korea Electric Power Corporation, Sponsored ADR ....................                 391,950
  51,000    Manila Electric Company ............................................                 145,533
   1,400    Sierra Pacific Resources ...........................................                  24,237
   7,300    Suez Lyonnaise des Eaux S.A. .......................................               1,169,966
  42,300    The Southern Company ...............................................                 994,050
  29,100    VEBA AG ............................................................               1,414,394
                                                                                            ------------
                                                                                              11,564,099
                                                                                            ------------
            Total Common Stock
              (Cost $653,959,065) ..............................................             873,773,297
                                                                                            ------------
PREFERRED STOCK -- 0.2 %
  10,500    Cemig-CIA Energetica Minas Gerais, Sponsored ADR ...................                 237,105
  30,000    CIA Paranaense de Energia-Copel, Sponsored ADR .....................                 279,375
  10,800    Embratel Participacoes S.A., ADR ...................................                 294,300
  15,900    Tele Norte Leste Participacoes S.A. - Telmar,  ADR                                   405,450
   8,300    Tele Sudeste Celular Participacoes S.A., Sponsored ADR .............                 322,144
   6,500    Telecomunicacoes de Sao Paulo ......................................                 158,844
                                                                                            ------------
                                                                                               1,697,218
                                                                                            ------------
            Total Preferred Stock
              (Cost $1,240,481) ................................................               1,697,218
                                                                                            ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

Principal                                                                                     Value
 Amount                                                                                      (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 0.0%#
              FINANCIAL SERVICES -- 0.0 %
$35,000,000   TTB Finance Cayman Ltd.
               0.750% due 09/29/2049 ...........................................            $    357,982
                                                                                            ------------
              TRANSPORTATION -- 0.0 %
      9,000   BG Transco Holdings
               7.000% due 12/16/2024 ...........................................                  14,140
      9,000   BG Transco Holdings
               7.000% due 12/14/2022 ...........................................                  14,650
      9,000   BG Transco Holdings
               4.731% due 12/14/2009 ...........................................                  14,658
                                                                                            ------------
                                                                                                  43,448
                                                                                            ------------
             Total Corporate Fixed Income Securities
               (Cost $392,652) .................................................                 401,430
                                                                                            ------------
U.S. TREASURY OBLIGATIONS -- 0.8%
             U.S. TREASURY BILLS -- 0.8%
    500,000    4.870% due 02/24/2000 ...........................................                 496,345
  4,500,000    4.840% due 03/09/2000 ...........................................               4,455,112
  2,000,000    4.810% due 03/23/2000 ...........................................               1,975,705
    500,000    5.345% due 05/11/2000 ...........................................                 489,737
                                                                                            ------------
                                                                                               7,416,899
                                                                                            ------------
             Total U.S. Treasury Obligations
               (Cost $7,415,253) ...............................................               7,416,899
                                                                                            ------------
REPURCHASE AGREEMENT -- 0.6% (Cost $4,864,000)
  4,864,000    Agreement with State Street Bank, 3.00% to be repurchased at
                $4,865,216 on 01/03/2000, collateralized by $1,735,000 and
                $505,000 Federal Home Loan Bank 5.875% and 6.315% due 08/15/2001
                and 08/24/2001, market value $1,763,194 and $514,469,
                respectively; collateralized by $2,650,000 Federal National
                Mortgage Association 6.230% due 08/20/2001,
                market value $2,699,688. .......................................               4,864,000
                                                                                            ------------
TOTAL INVESTMENTS

   (Cost $667,871,451*) ........................................................   100.0%    888,152,844
OTHER ASSETS AND LIABILITIES (NET) .............................................     0.0%        219,317
                                                                                   ------   ------------
NET ASSETS                                                                         100.0%   $888,372,161
                                                                                   ======   ============
------------------

*   Aggregate cost for federal tax purposes.
+   Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $578,426 or 0.07% of net assets. # Amount less than 0.1%

ABBREVIATIONS:
 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt
 Ord.-- Ordinary

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 38.8%
             Adelphia Communications Corporation
$ 175,000      9.250% due 10/01/2002 ...........................................          $      176,094
  100,000      8.125% due 07/15/2003 ...........................................                  95,500
  325,000      8.375% due 02/01/2008 ...........................................                 302,250
  250,000    Alestra SA
               12.125% due 05/15/2006++ ........................................                 251,875
             Allied Waste North America
  125,000      7.375% due 01/01/2004 ...........................................                 115,000
  200,000      7.625% due 01/01/2006 ...........................................                 181,500
1,900,000    Aluminum Company of America
               6.500% due 06/15/2018 ...........................................               1,674,907
2,350,000    American Financial Group, Inc.
               7.125% due 04/15/2009 ...........................................               2,104,942
2,575,000    American General Finance Corporation
               6.860% due 11/22/2002 ...........................................               2,561,301
  750,000    American Standard, Inc.
               7.125% due 02/15/2003 ...........................................                 753,750
1,000,000    Amresco, Inc
               9.875% due 03/15/2005 ...........................................                 640,000
2,375,000    AmvescapPlc
               6.600% due 05/15/2005 ...........................................               2,133,586
  500,000    APP International Finance Ltd.
               0.000% due 07/07/2000*** ........................................                 455,000
             Argentina Republic
   34,818      2.828% due 04/01/2007 ...........................................                  24,163
  965,000      11.375% due 01/30/2017 ..........................................                 957,762
  300,000      0.000% due 10/15/2002*** ........................................                 225,150
2,810,000    AT&T Corporation,
               6.500% due 03/15/2029 ...........................................               2,407,299
1,200,000    Avalonbay Communities
               6.625% due 01/15/2005 ...........................................               1,134,372
3,360,000    Bank of New York Company, Inc.
               6.625% due 06/15/2003 ...........................................               3,304,795
3,750,000    BankAmerica Corporation
               5.875% due 02/15/2009 ...........................................               3,339,150
1,650,000    BB&T Corporation
               6.375% due 06/30/2005 ...........................................               1,537,222
1,180,000    Bellsouth Telecommunications, Inc.
               6.375% due 06/01/2028 ...........................................                 993,737
             Brazil Federal Republic
1,419,278      8.000% due 04/15/2014 ...........................................               1,066,304
  825,000      5.000% due 04/15/2009 ...........................................                 618,750
1,125,000    BRE Properties, Inc
               7.125% due 02/15/2013 ...........................................                 961,313
             Bulgaria National Republic
  220,000      11.000% due 07/28/2011 ..........................................                 173,250
  250,000      2.750% due 07/28/2012(a) ........................................                 167,025
2,245,000    Burlington Northern Santa Fe,
               6.750% due 03/15/2029 ...........................................               1,941,925
1,175,000    Cabot Industrial Properties
               7.125% due 05/01/2004 ...........................................               1,131,866
  400,000    Cable Systems Corporation, Class A
               8.125% due 08/15/2009 ...........................................                 392,992
2,500,000    Caterpillar Financial Services Corporation
               5.990% due 03/11/2002 ...........................................               2,454,092
  625,000    Charter Communications Holdings, LLC
               8.250% due 04/01/2007 ...........................................                 581,250

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES (CONTINUED)
$1,000,000    Chattem, Inc.
               8.875% due 04/01/2008 ...........................................           $     932,500
 2,000,000    City National Bank
                6.375% due 01/15/2008 ...........................................               1,789,420
 2,350,000    Coastal Corporation
                6.200% due 05/15/2004 ...........................................               2,229,939
 3,175,000    Coca-Cola Enterprises, Inc.
                6.750% due 01/15/2038 ...........................................               2,741,612
              Colt Telecom Group Plc
   525,000      12.000% due 12/15/2006 ..........................................                 462,000
   600,000      7.625% due 07/31/2008 ...........................................                 309,000
   225,000    Conmed Corporation
                9.000% due 03/15/2008 ...........................................                 211,500
   500,000    Conseco Finance Trust III
                8.796% due 04/01/2027 ...........................................                 452,790
 1,975,000    Conseco, Inc.
                6.800% due 06/15/2005 ...........................................               1,843,840
              Cox Communications, Inc.
 2,150,000      7.500% due 08/15/2004 ...........................................               2,160,083
   400,000      7.750% due 08/15/2006 ...........................................                 403,888
              CSX Corporation
 2,000,000      7.250% due 05/01/2004 ...........................................               1,986,160
   200,000      6.250% due 10/15/2008 ...........................................                 180,978
 2,350,000    CVS Corporation
                5.500% due 02/15/2004 ...........................................               2,192,804
 2,725,000    Daimler Chrysler North American Holdings
                6.900% due 09/01/2004 ...........................................               2,696,442
 1,905,000    Dana Corporation
                7.000% due 03/15/2028 ...........................................               1,671,790
 1,515,000    Dayton-Hudson Corporation
                5.875% due 11/01/2008 ...........................................               1,369,998
 1,800,000    Delphi Auto Systems Corporation
                6.125% due 05/01/2004 ...........................................               1,702,728
   375,000    Delta Air Lines, Inc.
                7.900% due 12/15/2009 ...........................................                 365,141
   375,000    Diageo Capital Plc
                6.625% due 06/24/2004 ...........................................                 367,080
 1,265,000    Duke Realty LP
                7.050% due 03/01/2016 ...........................................               1,195,855
 1,200,000    EdperBrascan Corporation
                7.125% due 12/16/2003 ...........................................               1,150,608
   850,000    Electronic Data Systems Corporation
                7.450% due 10/15/2029 ...........................................                 823,803
              Enron Corporation
 1,900,000      7.375% due 05/15/2019 ...........................................               1,775,246
   375,000      6.625% due 11/15/2005 ...........................................                 357,750
              EOP Operating LP
 3,150,000      6.500% due 06/15/2004 ...........................................               2,999,020
 1,600,000      6.800% due 01/15/2009 ...........................................               1,464,816
 1,415,000      6.550% due 11/15/2001 ...........................................               1,392,332
   225,000    Exodus Communications, Inc.
                10.750% due 12/15/2009 ..........................................                 227,475
   125,000    Esat Telecom Group Plc,  ADR
                11.875% due 11/01/2009 ..........................................                 146,066
   400,000    Exide Holdings SA
               9.125% due 04/15/2004 ...........................................                 199,840

                 See accompanying notes to financial statements.
                                                                              17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES (CONTINUED)

$1,000,000   Extendicare Health Services
               9.350% due 12/15/2007 ...........................................           $     587,500
 2,239,393   FDX Corporation
               6.720% due 01/15/2022 ...........................................               2,023,695
 3,450,000   Firstar Bank
               7.125% due 12/01/2009 ...........................................               3,339,462
 1,775,000   First Union Corp
               7.500% due 07/15/2006 ...........................................               1,769,835
 1,175,000   Florida Windstorm
               7.125% due 02/25/2019 ...........................................               1,078,348
 3,880,000   Ford Motor Company
               8.900% due 01/15/2032 ...........................................               4,366,707
             Ford Motor Credit Company
 1,985,000     7.750% due 11/15/2002 ...........................................               2,018,050
 3,725,000     6.700% due 07/16/2004 ...........................................               3,645,844
 1,135,000     5.800% due 01/12/2009 ...........................................               1,005,905
   400,000   Fort James Corporation
               6.875% due 09/15/2007 ...........................................                 379,736
             FoxSports Networks LLC
   375,000     8.875% due 08/15/2007 ...........................................                 381,563
   350,000     9.750% due 08/15/2007 ...........................................                 280,000
   150,000   Franchise Finance Corporation
               8.250% due 10/30/2003 ...........................................                 147,252
             General Motors Acceptance Corporation
 3,500,000     6.750% due 02/07/2002 ...........................................               3,481,520
 3,145,000     5.850% due 01/14/2009 ...........................................               2,778,482
   615,000   General Motors Corporation
               8.800% due 03/01/2021 ...........................................                 676,352
 1,000,000   Global Crossing Holding Ltd
               9.625% due 05/15/2008 ...........................................                 997,500
             Golden State Holdings, Inc.
   700,000     7.000% due 08/01/2003 ...........................................                 653,513
   500,000     7.125% due 08/01/2005 ...........................................                 449,380
 2,300,000   Great Lakes Chemical Corporation
               7.000% due 07/15/2009 ...........................................               2,194,246
   500,000   Grove Worldwide LLC
               9.250% due 05/01/2008 ...........................................                 145,000
   425,000   Grupo Televisa SA
               13.250% due 05/15/2008** ........................................                 387,813
   725,000   Guangdong Enterprises Holdings
               8.875% due 05/22/2007 ...........................................                 223,895
             Host Marriott Hotels Corporation
   400,000     8.375% due 02/15/2006 ...........................................                 376,000
   225,000     7.875% due 08/01/2008 ...........................................                 200,250
   250,000   Huntsman ICI Chemicals LLC
               10.125% due 07/01/2009 ..........................................                 257,500
 2,490,000   Household Finance Corporation
               5.875% due 09/25/2004 ...........................................               2,349,639
   200,000   IBJ Preferred Capital Company LLC
               8.700% due 12/29/2049 ...........................................                 189,000
 2,275,000   Ingersoll-Rand Company
               6.443% due 11/15/2027 ...........................................               2,122,461
 1,000,000   Integrated Health Services, Inc.
               9.250% due 01/15/2008 ...........................................                  82,500
 2,250,000   International Business Machines Corporation
               6.500% due 01/15/2028 ...........................................               1,987,830

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
 CORPORATE FIXED INCOME SECURITIES (CONTINUED)
$ 230,000    IPC Magazines Group, Inc.
               10.750% due 03/15/2008** ........................................           $     118,886
  675,000    Jack in the Box, Inc
               8.375% due 04/15/2008 ...........................................                 630,281
  825,000    Lear Corporation
               7.960% due 05/15/2005 ...........................................                 794,267
  400,000    Level 3 Communications, Inc.
               9.125% due 05/01/2008 ...........................................                 378,000
1,200,000    Liberty Mutual Insurance Company
               7.697% due 10/15/2097 ...........................................               1,004,028
  225,000    Lilly Industries, Inc.
               7.750% due 12/01/2007 ...........................................                 210,328
1,050,000    Lite-On Technology Corporation
               0.000% due 12/01/2002++*** ......................................               1,089,375
1,025,000    Marsh & McLennan Companies, Inc.
               6.625% due 06/15/2004 ...........................................                 993,696
             May Department Stores Company, Debentures,
  675,000      7.450% due 09/15/2011 ...........................................                 672,752
1,400,000      6.700% due 09/15/2028 ...........................................               1,224,510
             McLeodUSA, Inc.
  350,000      10.500% due 03/01/2007** ........................................                 283,500
  675,000      9.500% due 11/01/2008 ...........................................                 676,688
  875,000    Meditrust Companies
               7.820% due 09/10/2026 ...........................................                 656,442
1,550,000    Mellon Financial Company
               5.750% due 11/15/2003 ...........................................               1,469,307
1,950,000    Merita Bank Ltd.
               7.150% due 12/29/2049 ...........................................               1,884,402
1,650,000    Merck & Company, Inc
               5.760% due 05/03/2037 ...........................................               1,646,700
2,000,000    Merrill Lynch & Company, Inc.
               5.730% due 02/26/2002 ...........................................               1,950,380
3,975,000    Merry Land & Investment Company, Inc.
               6.875% due 11/01/2004 ...........................................               3,832,099
  400,000    Metromedia Fiber Network
               10.000% due 12/15/2009 ..........................................                 418,050
1,900,000    MMI Capital Trust I
               7.625% due 12/15/2027 ...........................................               1,623,867
2,475,000    Morgan Stanley Dean Witter & Company
               7.125% due 01/15/2003 ...........................................               2,473,045
  600,000    Natexis Ambs Company LLC
               8.440% due 12/29/2049 ...........................................                 565,479
             National City Corporation
2,440,000      7.200% due 05/15/2005 ...........................................               2,408,792
1,310,000      6.875% due 05/15/2019 ...........................................               1,174,875
  775,000    National Westminster Bank Plc
               7.750% due 04/29/2049 ...........................................                 744,705
2,075,000    Nations Bank Corporation
               8.125% due 06/15/2002 ...........................................               2,121,957
  325,000    News America Holdings, Inc.
               8.250% due 08/10/2018 ...........................................                 325,140
             News America, Inc
  325,000      7.300% due 04/30/2028 ...........................................                 289,894
1,000,000    Nextlink Communications, Inc.
               9.450% due 04/15/2008** .........................................                 635,000
  750,000    Niagara Mohawk Power
               8.500% due 07/01/2010 ...........................................                 559,095

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES (CONTINUED)
$ 600,000    Nordbanken AB
               8.950% due 11/29/2049++ .........................................           $     592,740
1,400,000    Norfolk Southern Corporation
               6.950% due 05/01/2002 ...........................................               1,393,952
2,565,000    Northern Trust Company Bank
               7.100% due 08/01/2009 ...........................................               2,488,973
2,050,000    Northfork Capital Trust III
               8.000% due 12/15/2027 ...........................................               1,783,687
2,150,000    Norwest Financial, Inc
               5.375% due 09/30/2003 ...........................................               2,025,687
1,000,000    NVR Inc.
               8.000% due 06/01/2005 ...........................................                 950,000
             Owens-Illinois, Inc.
  200,000      7.150% due 05/15/2005 ...........................................                 184,918
  200,000      7.500% due 05/15/2010 ...........................................                 175,844
             PACCAR Financial Corporation
2,000,000      5.560% due 04/15/2002 ...........................................               1,938,060
2,475,000      6.920% due 08/15/2003 ...........................................               2,452,378
1,120,000    Pacific Bell
               6.625% due 11/01/2009 ...........................................               1,052,386
             Panama Republic
  179,391      7.063% due 07/17/2016(b) ........................................                 142,499
  280,000      8.875% due 09/30/2027 ...........................................                 237,300
  650,000    PanAmSat Corporation
               6.125% due 01/15/2005 ...........................................                 576,004
1,000,000    Pepsi Bottling Group, Inc.
               7.000% due 03/01/2029 ...........................................                 904,720
  445,000    Peru Republic
               3.750% due 03/07/2017 ...........................................                 275,366
1,100,000    Phillips Petroleum Company
               7.000% due 03/30/2029 ...........................................                 991,639
             PNC Funding Corporation
3,050,000      6.125% due 09/01/2003 ...........................................               2,920,588
3,480,000      6.125% due 02/15/2009 ...........................................               3,119,333
  425,000    Premier Parks, Inc.
               9.250% due 04/01/2006 ...........................................                 418,625
             Prologis Trust
1,025,000      7.000% due 10/01/2003 ...........................................                 998,166
1,200,000      6.700% due 04/15/2004 ...........................................               1,144,051
  250,000    PSINet, Inc.
               11.000% due 08/01/2009++ ........................................                 256,245
  275,000    PTC International Finance II
               11.250% due 12/01/2009 ..........................................                 272,943
  625,000    PX Escrow Corporation
               9.625% due 02/01/2006 ...........................................                 306,250
  500,000    PXRE Capital Trust I
               8.850% due 02/01/2027 ...........................................                 348,370
             Quebec Province
1,000,000      8.800% due 04/15/2003 ...........................................               1,051,090
1,425,000      7.500% due 09/15/2029 ...........................................               1,381,352
             Qwest Communications International, Inc
  200,000      7.500% due 11/01/2008 ...........................................                 194,436
  200,000    RAV International Ltd.
               0.000% due 03/15/2000*** ........................................                 200,000
  100,000    Remy Cointreau S.A
               10.000% due 07/30/2005 ..........................................                 105,241
  120,000    Republic of Korea
               8.875% due 04/15/2008 ...........................................                 125,858

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
CORPORATE    FIXED INCOME SECURITIES (CONTINUED)
             Revlon Consumer Products Corporation, Inc.
$ 125,000      0.000% due 03/15/2001*** ........................................           $      24,375
  725,000      8.625% due 02/01/2008 ...........................................                 355,250
2,075,000    Royal Caribbean Cruises Ltd.
               7.500% due 10/15/2027 ...........................................               1,859,470
             RSL Communications Plc
1,000,000      10.125% due 03/01/2008** ........................................                 620,000
  375,000      12.000% due 11/01/2008 ..........................................                 379,688
3,975,000    Safeway, Inc.
               7.250% due 09/15/2004 ...........................................               3,936,721
  900,000    Salem Communications, Inc.
               9.500% due 10/01/2007 ...........................................                 900,000
  119,000    Salomon, Inc.
               0.000% due 08/24/2000*** ........................................                 118,843
1,975,000    Sears Roebuck Acceptance Corporation
               5.710% due 02/06/2001 ...........................................               1,947,567
             Simon Property Group, Inc.
1,400,000      6.750% due 02/09/2004 ...........................................               1,328,446
1,000,000      7.125% due 06/24/2005 ...........................................                 942,020
  440,000    Smithfield Food, Inc.
               7.625% due 02/15/2008 ...........................................                 396,000
  450,000    Societe Generale
               7.850% due 04/29/2049 ...........................................                 434,901
1,400,000    Stagecoach Holdings Plc
               8.625% due 11/15/2009 ...........................................               1,389,276
1,100,000    St. George Bank Ltd.
               7.150% due 10/15/2005++ .........................................               1,055,010
  845,000    SunTrust Banks, Inc.
               6.125% due 02/15/2004 ...........................................                 798,964
2,250,000    TCI Communications, Inc.
               6.375% due 05/01/2003 ...........................................               2,201,783
1,200,000    Tenet Healthcare Corporation
               6.000% due 12/01/2005 ...........................................                 969,000
  400,000    Texon International Plc
               10.000% due 02/01/2008 ..........................................                 180,370
1,100,000    Time Warner, Inc.
               6.625% due 05/15/2029 ...........................................                 937,948
  725,000    Times Mirror Company
               7.450% due 10/15/2009 ...........................................                 720,483
  500,000    Tricon Global Restaurants, Inc.
               7.450% due 05/15/2005 ...........................................                 475,680
             TRW, Inc.
2,675,000      6.625% due 06/01/2004 ...........................................               2,576,162
  375,000      7.125% due 06/01/2009 ...........................................                 357,904
4,075,000    Tyco International Group
               6.875% due 09/05/2002++ .........................................               4,018,398
2,000,000    U.S. Bancorp
               6.000% due 05/15/2004 ...........................................               1,912,908
1,070,000    Union Camp Corporation
               6.500% due 11/15/2007 ...........................................                 992,040
  290,000    United Mexican States
               11.375% due 09/15/2016 ..........................................                 327,700
1,090,000    United Parcel Service
               8.375% due 04/01/2030 ...........................................               1,164,120
  200,000    Versatel Telecom BV
               11.875% due 07/15/2009 ..........................................                 201,911

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES (CONTINUED)
$ 375,000      Viacom, Inc.
               7.750% due 06/01/2005 ...........................................           $     377,449
             Wachovia Corporation
2,450,000      5.625% due 12/15/2008 ...........................................               2,147,474
1,510,000      6.150% due 03/15/2009 ...........................................               1,372,469
1,825,000    Washington Mutual, Inc.
               7.500% due 08/15/2006 ...........................................               1,805,381
             Waste Management, Inc.
1,255,000      6.500% due 12/15/2002 ...........................................               1,162,281
  750,000      6.875% due 05/15/2009 ...........................................                 635,099
3,400,000    Wells Fargo Company
               6.625% due 07/15/2004 ...........................................               3,319,998
  325,000    William Hill Finance
               10.625% due 04/30/2008 ..........................................                 556,471
             Williams Communications Group, Inc.
  325,000      10.700% due 10/01/2007 ..........................................                 341,250
  200,000      10.875% due 10/01/2009 ..........................................                 209,250
1,165,000    Williams Companies, Inc
               7.625% due 07/15/2019 ...........................................               1,119,495
  125,000    Winstar Communications, Inc.
               0.000% due10/15/2005*** .........................................                 121,250
             WMX Technologies, Inc.
  300,000      6.375% due 12/01/2003 ...........................................                 270,267
  705,000      7.100% due 08/01/2026 ...........................................                 653,288
                                                                                           -------------
             Total Corporate Fixed Income Securities
                (Cost $237,949,207) ............................................             224,716,005
                                                                                           -------------
MORTGAGE BACKED SECURITIES -- 26.9%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.1%
       555     8.000% due 05/01/2006 ...........................................                     562
 2,708,070     0.990% due 11/01/2006 ...........................................               2,692,905
 3,250,000     6.250% due 05/15/2007 ...........................................               3,221,563
11,700,000     5.750% due 03/15/2009 ...........................................              10,687,248
 1,700,000     6.250% due 04/15/2012 ...........................................               1,605,370
 3,545,000     6.000% due 09/15/2027 ...........................................               3,190,376
 2,387,829     6.500% due 01/01/2029 ...........................................               2,251,269
                                                                                           -------------
                                                                                              23,649,293
                                                                                           -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 10.0%
 2,257,842     7.245% due 09/01/2003 ...........................................               2,255,366
 3,301,665     7.280% due 10/01/2003 ...........................................               3,303,956
 3,931,568     6.880% due 02/01/2004 ...........................................               3,884,981
 2,501,941     7.085% due 05/01/2004 ...........................................               2,487,917
 3,175,000     5.625% due 05/14/2004 ...........................................               3,034,094
     2,286     8.000% due 08/01/2004 ...........................................                   2,300
   650,000     6.500% due 08/15/2004 ...........................................                 641,875
 2,000,000     6.500% due 11/25/2007 ...........................................               1,972,500
 3,680,000     6.500% due 01/25/2008 ...........................................               3,628,222
 4,386,525     6.140% due 04/01/2009 ...........................................               4,055,104
 3,186,482     7.500% due 08/01/2011 ...........................................               3,206,397
 2,440,000     7.000% due 07/18/2012 ...........................................               2,341,619
 2,382,673     7.000% due 10/01/2014 ...........................................               2,355,105
 2,374,912     7.000% due 11/01/2014 ...........................................               2,347,435
 2,385,000     6.424% due 12/25/2023 ...........................................               2,267,479
 1,710,508     9.000% due 08/01/2025 ...........................................               1,779,988

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONTINUED)
$2,381,039     6.500% due 04/01/2029 ...........................................           $   2,248,606
 4,314,043     6.500% due 07/01/2029 ...........................................               4,068,660
 1,750,000     7.500% due 12/01/2029 ...........................................               1,730,313
 1,590,000     8.000% due 12/01/2029 ...........................................               1,572,113
 8,750,000     7.500% due 12/01/2099 ...........................................               8,651,563
                                                                                           -------------
                                                                                              57,835,593
                                                                                           -------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 12.8%
 2,117,510     7.500% due 03/15/2014 ...........................................               2,134,048
 2,769,610     9.000% due 12/15/2017 ...........................................               2,921,911
 1,544,058     6.375% due 04/20/2024 ...........................................               1,562,402
   554,953     8.000% due 06/15/2025 ...........................................                 560,502
   442,392     8.000% due 07/15/2025 ...........................................                 446,816
   245,451     8.000% due 10/15/2025 ...........................................                 247,905
    88,403     8.000% due 11/15/2025 ...........................................                  89,397
   151,471     7.000% due 12/15/2025 ...........................................                 146,832
   491,400     8.000% due 03/15/2026 ...........................................                 496,314
   969,643     7.500% due 04/15/2027 ...........................................                 958,734
 1,098,472     7.000% due 01/15/2028 ...........................................               1,060,707
 2,505,104     7.000% due 02/15/2028 ...........................................               2,418,979
 1,397,651     7.000% due 03/15/2028 ...........................................               1,349,600
 1,128,812     7.000% due 04/15/2028 ...........................................               1,090,003
   897,657     7.000% due 05/15/2028 ...........................................                 866,795
    73,076     7.000% due 06/15/2028 ...........................................                  70,564
 8,782,236     7.000% due 07/15/2028 ...........................................               8,480,302
 1,010,840     7.000% due 08/15/2028 ...........................................                 976,087
 2,473,215     7.000% due 09/15/2028 ...........................................               2,388,186
 2,723,027     7.000% due 01/15/2029 ...........................................               2,631,697
 1,833,686     7.000% due 02/15/2029 ...........................................               1,770,644
 3,998,840     7.000% due 07/15/2029 ...........................................               3,861,359
 7,366,244     8.000% due 07/15/2029 ...........................................               7,439,907
 2,234,312     7.500% due 08/15/2029 ...........................................               2,209,176
   415,358     7.500% due 09/15/2029 ...........................................                 410,685
 4,730,072     7.500% due 10/15/2029 ...........................................               4,676,857
 2,343,701     8.000% due 10/15/2029 ...........................................               2,367,138
    10,422     8.000% due 10/20/2029 ...........................................                  10,249
   318,580     8.000% due 11/15/2029 ...........................................                 321,766
    65,000     7.500% due 12/15/2029 ...........................................                  64,269
 2,375,000     7.500% due 12/15/2029 ...........................................               2,348,281
 6,681,652     8.000% due 12/15/2029 ...........................................               6,748,469
10,725,000     8.000% due 12/15/2099 ...........................................              10,879,513
                                                                                           -------------
                                                                                              74,006,094
                                                                                           -------------
             Total Mortgage-Backed Securities
               (Cost $159,548,617) .............................................             155,490,980
                                                                                           -------------
U.S. TREASURY OBLIGATIONS -- 15.7%
             U.S. TREASURY BONDS -- 8.3%
29,510,000     8.875% due 08/15/2017 ...........................................              35,665,491
10,825,000     8.125% due 05/15/2021 ...........................................              12,408,156
                                                                                           -------------
                                                                                              48,073,647
                                                                                           -------------
             U.S. TREASURY STRIPPED BONDS -- 0.0%#
 1,000,000     9.586% due 02/15/2019 ...........................................                 274,920
                                                                                           -------------
                                                                                                 274,920
                                                                                           -------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES -- 5.3%
$3,550,000     4.625% due 11/30/2000(c) ........................................           $   3,503,389
   375,000     5.250% due 05/31/2001(d) ........................................                 370,196
10,740,000     5.750% due 08/15/2003 ...........................................              10,520,152
 1,350,000     7.875% due 11/15/2004 ...........................................               1,427,409
13,350,000     7.000% due 07/15/2006 ...........................................              13,673,337
 1,300,000     6.000% due 08/15/2009 ...........................................               1,259,375
                                                                                           -------------
                                                                                              30,753,858
                                                                                           -------------
             U.S. TREASURY INFLATION INDEX NOTES -- 2.1%
 2,367,024     3.625% due 07/15/2002 ...........................................               2,343,354
 5,458,531     3.375% due 01/15/2007 ...........................................               5,142,973
 4,800,000     3.875% due 01/15/2009 ...........................................               4,638,000
                                                                                           -------------
                                                                                              12,124,327
                                                                                           -------------
             Total U.S. Treasury Obligations
               (Cost $93,544,352) ..............................................              91,226,752
                                                                                           -------------
ASSET-BACKED SECURITIES -- 10.3 %
 2,100,000   Advanta Mortgage Loan Trust
               7.040% due 01/25/2029 ...........................................               2,070,820
 2,375,000   ARG Funding Corporation
               6.020% due 05/20/2005 ...........................................               2,248,638
 2,237,917   Bear Stearns Mortgage Securities, Inc.
               6.750% due 04/30/2030 ...........................................               2,102,535
 2,000,000   Chase Commercial Mortgage Securities Corporation
               6.600% due 12/19/2007 ...........................................               1,795,000
 2,400,000   Chase CreditCard Master Trust
               6.950% due 01/15/2007 ...........................................               2,355,000
 2,500,000   Citibank Credit Card Master Trust I
               6.650% due 11/15/2006 ...........................................               2,448,425
             CIT Reversible Trust
   374,078     6.500% due 04/15/2011 ...........................................                 374,057
   519,716     5.400% due 12/15/2011 ...........................................                 514,724
   500,000   FMAC Loan Receivables Trust
               8.140% due 04/15/2019 ...........................................                 435,000
 3,200,000   GMAC Commercial Mortgage Securities, Inc.
               6.175% due 05/15/2033 ...........................................               2,913,232
             Green Tree Financial Corporation
 2,100,000     7.140% due 02/01/2021 ...........................................               1,858,500
 3,300,000     7.750% due 10/15/2029 ...........................................               2,480,148
 2,050,000   Golden State Mortgage Securities Corporation II
               6.620% due 10/18/2030 ...........................................               1,942,621
 2,120,000   IMC Home Equity Loan Trust
               6.650% due 02/20/2029 ...........................................               2,004,714
 2,042,625   LB Commercial Conduit Mortgage Trust
               6.410% due 08/15/2007 ...........................................               1,969,305
 1,500,000   MBNA Master Credit Card Trust
               6.600% due 12/15/2006 ...........................................               1,460,625
             Merrill Lynch Mortgage Investors, Inc.
 2,538,432     6.690% due 11/21/2028 ...........................................               2,509,354
 2,100,000     6.960% due 11/21/2028 ...........................................               1,916,071
 2,245,651   Mid-State Trust
               7.340% due 07/01/2035 ...........................................               2,182,481
             Mortgage Capital Funding, Inc.
 2,200,000     7.117% due 11/20/2007 ...........................................               2,028,697
 2,175,000     6.423% due 05/18/2008 ...........................................               2,044,670
 4,730,899   Nomura Asset Securities Corporation
               7.070% due 04/13/2036 ...........................................               4,717,014

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal                                                                                      Value
  Amount                                                                                       (Note 2)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
             Oakwood Mortgage Investors, Inc.
$1,086,785     6.450% due 01/15/2021 ...........................................           $   1,080,846
 3,570,000     7.500% due 01/15/2021 ...........................................               3,458,955
 6,581,768   SLM Student Loan Trust
               5.464% due 04/25/2006 ...........................................               6,535,136
 2,300,000   Team Fleet Financing Corporation
               6.900% due 07/25/2003 ...........................................               2,300,000
             Vanderbilt Mortgage Finance Corporation, Inc.
   950,000     7.550% due 12/07/2027 ...........................................                 772,170
 1,000,000     6.750% due 10/07/2028 ...........................................                 883,685
                                                                                           -------------
             Total Asset-Backed Securities
               (Cost $62,027,350) ..............................................              59,402,423
                                                                                           -------------
FEDERAL AGENCY SECURITIES -- 3.5%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLB)
 5,700,000     5.170% due 01/21/2000 ...........................................               5,683,628
10,865,000     5.480%-5.600% due 01/25/2000 ....................................              10,824,437
                                                                                           -------------
                                                                                              16,508,065
                                                                                           -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 3,750,000     5.590% due 01/19/2000 ...........................................               3,739,481
                                                                                           -------------
             Total Federal Agency Securities
               (Cost $20,247,546) ..............................................              20,247,546
                                                                                           -------------
    Shares
   --------
COMMON STOCK
             CLOSED-END BOND FUNDS -- 4.1 %
   389,700   Blackrock 2001 Term Trust, Inc. ...................................               3,458,587
   350,400   Blackrock North American Government Income Trust, Inc .............               3,197,400
   409,400   Blackrock Strategic Term Trust, Inc. ..............................               3,607,838
    53,400   Dresdner Global Strategies Fund ...................................                 310,388
    39,400   Dreyfus Strategic Governments Income Fund, Inc. ...................                 307,813
    55,700   First Commonwealth Fund ...........................................                 511,744
     1,000   Fresenius Medical Capital Trust II ................................                 925,000
   602,700   Hyperion 2002 Term Trust, Inc .....................................               4,896,937
   133,500   Hyperion Total Return Fund, Inc. ..................................                 992,906
    37,600   Mentor Income Fund, Inc. ..........................................                 267,900
   415,500   MFS Government Markets Income Trust ...............................               2,363,156
   297,700   MFS Intermediate Income Trust .....................................               1,804,806
    19,200   Oppenheimer Multi-Sector Income Trust, Inc ........................                 146,400
   196,900   Templeton Global Income Fund ......................................               1,156,788
                                                                                           -------------
             Total Closed-End Bond Funds
               (Cost $23,786,087)                                                             23,947,663
                                                                                           -------------
PREFERRED STOCK -- 0.5%

   54,000    Equity Office Properties Trust ....................................               2,106,000
   30,000    Golden State Bancorp ..............................................                 676,875
                                                                                           -------------
             Total Preferred Stock
               (Cost $3,462,850) ...............................................               2,782,875
                                                                                           -------------
   Principal
    Amount
   ---------
REPURCHASE AGREEMENT -- 1.1% (Cost $6,230,000)
$6,230,000  Agreement with State Street Bank, 3.00% to be repurchased at
            $6,231,558 on 01/03/2000, collateralized by $6,635,000 Federal
            Home Loan Corporation 5.00% due 01/15/2004
            market value $6,361,306. ...........................................               6,230,000
                                                                                           -------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 Number of                                                         Expiration        Strike          Value
 Contracts                                                            Date           Price          (Note 2)
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED -- 0.0%
              CALL OPTIONS PURCHASED -- 0.0%
 3,223,000     10 Year U.S. Treasury Note Calls(e) ..........      02/15/2000         99         $       8,058
 3,513,000     10 Year U.S. Treasury Note Calls(e) ..........      02/15/2000         98                10,539
 4,700,000     10 Year U.S. Treasury Bond Calls .............      05/05/2000        100                21,103
                                                                                                 -------------
              Total Call Options Purchased
               (Cost $186,043) .........................................................                39,700
                                                                                                 -------------
PUT OPTIONS PURCHASED -- 0.4%
              PUT OPTIONS PURCHASED -- 0.4%
   924,000     SSB Emerging Market Index Puts (Cost $30,400)       03/24/2000         85             3,039,960
                                                                                                 -------------
 TOTAL INVESTMENTS
               (Cost $607,012,452*) ................................................ 101.3%        587,123,904
                                                                                     -----       -------------

COVERED OPTIONS-NONLEVERAGED -- (0.1)%
              CALL OPTIONS WRITTEN:
       (47)    30 Year Government National Mortgage
                    Association Calls(e) ...................       02/15/2000         97              (13,029)
       (50)    30 Year Government National Mortgage
                    Association Calls(e) ...................       02/15/2000         97              (15,559)
(4,700,000)    10 Year U.S. Treasury Bond Calls(c) .........       05/05/2000        104               (2,914)
                                                                                                 -------------
                                                                                                      (31,502)
                                                                                                 -------------
              PUT OPTIONS WRITTEN:
(4,300,000)    10 Year U.S. Treasury Bond Puts(d) ..........       02/11/2000         93             (227,384)
(4,300,000)    10 Year U.S. Treasury Bond Puts(d) ..........       02/11/2000         93             (243,208)
(4,700,000)    10 Year U.S. Treasury Bond Puts(c) ..........       05/05/2000         97              (83,895)
                                                                                                 -------------
                                                                                                     (554,487)
                                                                                                 -------------
              Total Covered Options - Nonleveraged
               (Premiums $278,656) ............................................      (0.1)%          (585,989)
                                                                                     -----       -------------
OTHER ASSETS AND LIABILITIES (NET) ............................................      (1.2)%        (7,048,654)
                                                                                     -----       -------------
NET ASSETS ....................................................................      100.0%       $579,489,261
                                                                                     =====       =============
--------------------

 * Aggregate cost for federal tax purposes.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $6,208,633 or 1.07% of net assets.
** Zero coupon security as of December 31, 1999. The coupon shown is the step-up rate.
***Zero Coupon Bond
 # Amount represents less than 0.1%.
(a)Variable Rate Security. The interest rate shown reflects the rate in effect at December 31, 1999.
(b)Floating note.
(c)A portion of the $3,550,000 U.S. Treasury Note was internally pledged against short Treasury put options (covered options nonleveraged).
(d)$100,000 of the $375,000 U.S. Treasury Note was internally pledged against short Treasury call options (covered options-nonleveraged).
(e)The call options purchased offset and collateralize the call options written.

 ABBREVIATIONS:
 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                        NEW COVENANT BALANCED GROWTH FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  Value
   Shares                                                                                        (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 97.7%
5,099,007     New Covenant Growth Fund ...................................................        $204,128,630
4,829,161     New Covenant Income Fund ...................................................         122,121,213
                                                                                                 -------------
              Total Investment Companies
               (Cost $283,631,924) .......................................................         326,249,843

  Principal
   Amount
  ---------
REPURCHASE AGREEMENT -- 2.9% (Cost $9,583,000)
$9,583,000    Agreement with State Street Bank, 3.00% to be repurchased at
               $9,585,396 on 01/03/2000, collateralized by $1,465,000 Federal
               Home Loan Bank 5.875% due 08/15/2001, market value $1,488,806 and
               $8,375,000 Federal National Mortgage
               Association 5.600% due 04/12/2002, market value $8,291,250. ...............          9,583,000

TOTAL INVESTMENTS
  (Cost $293,214,924*) .........................................................     100.6%       335,832,843
OTHER ASSETS AND LIABILITIES (NET) .............................................     (0.6)%        (2,057,527)
                                                                                     ------      ------------
NET ASSETS .....................................................................     100.0%      $333,775,316
                                                                                     ======      ============
---------------------------

 * Aggregate cost for federal tax purposes.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                        NEW COVENANT BALANCED INCOME FUND
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 Value
   Shares                                                                                      (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 98.0%
 1,113,888    New Covenant Growth Fund ........................................................  $  47,084,037
 3,260,775    New Covenant Income Fund ........................................................     78,095,568
                                                                                                 -------------
              Total Investment Companies
               (Cost $117,793,986) ............................................................    125,179,605

  Principal
   Amount
  ---------
REPURCHASE AGREEMENT -- 5.3% (Cost $6,792,000)
$6,792,000    Agreement with State Street Bank, 3.00% to be repurchased at
              $3,396,849 on 01/03/2000, collateralized by $3,615,000
              Federal Home Loan Mortgage Corporation 5.00% due 01/15/2004,
              market value $3,465,881 ..........................................                     6,792,000
                                                                                                 -------------
TOTAL INVESTMENTS
   (Cost $124,585,986*) ........................................................     103.3%        131,971,605
OTHER ASSETS AND LIABILITIES (NET) .............................................     (3.3)%         (4,267,178)
                                                                                     -----       -------------
NET ASSETS .....................................................................     100.0%       $127,704,427
                                                                                     =====       =============
-----------------------------

* Aggregate cost for federal tax purposes.

                 See accompanying notes to financial statements.
28

                                             STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             NEW COVENANT    NEW COVENANT
                                           NEW COVENANT     NEW COVENANT      BALANCED         BALANCED
                                            GROWTH FUND     INCOME FUND      GROWTH FUND      INCOME FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Note 2) .....   $888,152,844     $587,123,904     $335,832,843    $131,971,605
    Foreign currency, at value
       (Cost $1,880,665, $202,979,
       $0, and $0 respectively) .......       1,723,506          332,682               --              --
    Cash ..............................           6,669           28,603              502           1,003
    Receivable for investments sold ...         954,338        4,974,488               --              --
    Receivable for fund shares sold ...         106,824           88,536           30,447          95,230
    Dividends and interest receivable .         704,733        7,731,364              799             566
    Prepaid expenses and other assets .          55,409           28,294           24,546          12,921
                                           ------------     ------------     ------------    ------------
    Total Assets ......................     891,704,323      600,307,871      335,889,137     132,081,325
                                           ------------     ------------     ------------    ------------
LIABILITIES:
    Payable for securities purchased ..       2,534,690       19,792,704          114,395       3,444,932
    Payable for fund shares redeemed ..              --               --          157,004          13,716
    Options written
       (Premiums received $278,656) ...              --          585,989               --              --
    Distributions payable .............              --               --        1,803,429         894,335
    Advisory fee payable ..............         735,136          371,804               --              --
    Other accrued expenses ............          62,336           68,113           38,993          23,915
                                           ------------     ------------     ------------    ------------
    Total Liabilities .................       3,332,162       20,818,610        2,113,821       4,376,898
                                           ------------     ------------     ------------    ------------
NET ASSETS ............................    $888,372,161     $579,489,261     $333,775,316    $127,704,427
                                           ============     ============     ============    ============
Investments, at Identified Cost .......    $667,871,451     $607,012,452     $293,214,924    $124,585,986
                                           ============     ============     ============    ============
NET ASSETS CONSIST OF:
    Paid-in capital ...................     663,750,446      610,201,230      287,955,264     119,657,494
    Undistributed / (distributions
       in excess of) net
       investment income ..............      (3,911,217)        (491,518)       2,712,263         625,268
    Accumulated net realized gain / (loss)
       on investments and foreign
       currency transactions ..........       8,408,700      (10,154,273)         489,870          36,046
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions    220,124,232      (20,066,178)      42,617,919       7,385,619
                                           ------------     ------------     ------------    ------------
    Total Net Assets ..................    $888,372,161     $579,489,261     $333,775,316    $127,704,427
                                           ============     ============     ============    ============
NET ASSET VALUE, offering price
    and redemption price per share of
    beneficial interest outstanding ...    $      42.27     $      23.95     $      92.22    $       20.08
                                           ============     ============     ============    =============
    Number of Portfolio shares outstanding   21,015,042       24,192,058        3,619,428        6,360,362
                                           ============     ============     ============    =============

                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             NEW COVENANT    NEW COVENANT
                                           NEW COVENANT      NEW COVENANT       BALANCED       BALANCED
                                          GROWTH FUND(A)    INCOME FUND(A)   GROWTH FUND(A) INCOME FUND(A)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends .........................    $  4,998,540    $  1,254,274      $ 10,167,414   $  3,886,071
    Interest ..........................         889,818      18,440,515            18,138          9,511
                                           ------------     -----------      -----------    ------------
    Total Investment Income ...........       5,888,358      19,694,789        10,185,552       3,895,582
                                           ------------     -----------      -----------    -------------
EXPENSES:
    Investment advisory fees (Note 3) .       4,170,492       2,123,238               --              --
    Administration fees ...............          80,090          38,536            21,694          11,418
    Custodian fees ....................         161,378         110,408            34,405          18,231
    Legal and audit fees ..............          20,069          13,077            6,509            3,426
    Transfer agent fees ...............          14,725          14,745            37,323          19,676
    Directors' expenses ...............           5,726           3,853             2,170           1,141
    Registration fees .................           1,725           1,161               653             344
    Shareholder report expenses .......           6,544           4,624             2,603           1,371
    Organizational expenses ...........          50,699          34,134            19,208          10,109
    Insurance expense .................           6,752           4,473             2,519           1,324
    Miscellaneous expenses ............          19,631          10,536             4,566           3,654
                                            -----------      ----------      ------------   -------------
    Total Expenses ....................       4,537,831       2,358,785           131,650          70,694
                                            -----------      ----------      ------------   -------------
    NET INVESTMENT INCOME .............       1,350,527      17,336,004         10,053,902      3,824,888
                                            -----------      ----------      -------------  -------------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY:
    Net realized gain / (loss) on
    investments and foreign currency
    transactions ......................     30,916,709     (10,154,273)        2,596,901         849,582
    Net change in unrealized appreciation/
    (depreciation) on investments and
    foreign currency transactions .....    220,124,232     (20,066,178)       42,617,919       7,385,619
                                           -----------      -----------      -----------    ------------
    Net realized and unrealized gain /
    (loss) on investments and foreign
    currency ..........................    251,040,941     (30,220,451)       45,214,820       8,235,201
                                           -----------      -----------      -----------    ------------
NET INCREASE / (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ...................   $252,391,468    $(12,884,447)      $55,268,722    $ 12,060,089
                                          ============    ============       ===========    ============
------------------------------

(a) The Fund commenced investment operations on July 1, 1999.

                 See accompanying notes to financial statements.

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                                                                             NEW COVENANT    NEW COVENANT
                                           NEW COVENANT     NEW COVENANT       BALANCED        BALANCED
                                           GROWTH FUND(A)   INCOME FUND(A)   GROWTH FUND(A) INCOME FUND (A)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income                  $   1,350,527    $ 17,336,004     $  10,053,902  $   3,824,888
    Net realized gain / (loss) on
       investments ....................       30,916,709     (10,154,273)        2,596,901        849,582
    Net change in unrealized appreciation/
       (depreciation) on investments and
       foreign currency transactions ..      220,124,232     (20,066,178)       42,617,919      7,385,619
                                           -------------      ----------     -------------  -------------
    Net increase / (decrease) in net assets
       resulting from operations ......      252,391,468     (12,884,447)       55,268,722     12,060,089
                                           -------------      ----------     -------------  -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    From net investment income .......        (1,350,527)    (17,336,004)       (7,341,639)    (3,199,620)
    In excess of net investment income        (3,911,217)       (491,518)               --             --
    From net realized gains on investments   (22,508,009)            --         (2,107,031)      (813,536)
                                           -------------    ------------     -------------  -------------
                                             (27,769,753)    (17,827,522)       (9,448,670)    (4,013,156)
                                           -------------    ------------     -------------  -------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets
      from shares of beneficial interest
     transactions ...................        (11,814,513)     23,180,974       287,955,264    119,657,494
                                           -------------    ------------     -------------  -------------
    Net increase in net assets ......        212,807,202      (7,530,995)      333,775,316    127,704,427
                                           -------------    ------------     -------------  -------------
NET ASSETS:
    Beginning of period .............        675,564,959     587,020,256               --             --
                                           -------------    ------------     -------------  -------------
    End of period ...................       $888,372,161    $579,489,261      $333,775,316   $127,704,427
                                           =============    ============      ============   ============
---------------------------

(a) The Fund commenced investment operations on July 1, 1999.

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

For a Share outstanding throughout each period.
--------------------------------------------------------------------------------

                                                                             NEW COVENANT     NEW COVENANT
                                           NEW COVENANT      NEW COVENANT       BALANCED         BALANCED
                                           GROWTH FUND(A)   INCOME FUND(A)   gROWTH FUND(A)    INCOME FUND(A)
------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
    Net asset value,
     beginning of period .............      $   40.81       $   24.52        $   90.96       $   20.16
                                           ----------       ---------        ---------       ---------
    Net investment income ............           0.07            0.72             2.82            0.61
    Net realized and unrealized
     gain / (loss) on investments ....           2.72           (0.55)            1.10           (0.05)
                                           ----------       ---------        ---------       ---------
    Total from investment operations .           2.79            0.17             3.92            0.56
                                           ----------       ---------        ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income        (0.07)          (0.72)           (2.07)          (0.51)
    Distributions in excess of net
       investment income .............          (0.18)          (0.02)             --              --
    Distributions from net realized gains       (1.08)            --             (0.59)          (0.13)
                                           ----------       ---------        ---------        --------
    Total distributions ..............          (1.33)          (0.74)           (2.66)          (0.64)
                                           ----------       ---------        ---------        --------
    NET ASSET VALUE, END OF PERIOD ...      $   42.27       $   23.95        $   92.22        $  20.08
                                           ==========       =========        =========        ========
    Total return++ ...................           6.89%           0.71%            4.37%           2.84%
                                           ==========       =========        =========        ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's)   $  888,372       $ 579,489        $ 127,704       $ 333,775
    Ratio of net investment income to
     average net assets ..............           0.32%+          5.94%+           6.26%+          6.15%+
    Ratio of operating expenses to
     average net assets ..............           1.07%+          0.81%+           0.08%+          0.11%+
    Portfolio turnover rate ..........             30%*            78%*              5%*             5%*

---------------------------------

(A)The Fund commenced operations on July 1, 1999.
+  Annualized.
++ Total return represents aggregate total return for the period indicated.
*  Unannualized.

                 See accompanying notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

1. ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund", and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND           Long-term capital appreciation. Dividend income, if any,
                      will be incidental.

INCOME FUND           High level of current income with preservation of capital.

BALANCED GROWTH FUND  Produce capital appreciation with less risk than would be present in a portfolio of only common stocks.

BALANCED INCOME FUND  Produce current income and long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices. Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Funds' Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are exchange traded to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized and marked to market daily. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DEFERRED OFFERING COSTS: The Trust has deferred initial offering costs by Fund as follows: Growth Fund, $92,967; Income Fund, $64,192; Balanced Growth Fund, $42,057; and Balanced Income Fund, $22,135. These costs will be amortized over the period of benefit, not to exceed 12 months from the date the Fund commences operations.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with New Covenant Trust Company, N.A. (or the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with eight Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: William Blair & Company, L.L.C.; John W. Bristol & Co., Inc.; Capital Guardian Trust Company; Carl Domino Associates, L.P.; Lazard Asset Management; and Seneca Capital Management.

The following are the Sub-Advisers for the Income Fund: Standish, Ayer & Wood, Inc. and Tattersall Advisory Group.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides certain transfer agency and administrative services to the Funds. Fees charged for fund administration are 0.15% of the first $50 million of total net assets, 0.10% of the next $50 million of total net assets and 0.05% of total net assets over $100 million. The maximum annual combined fee for fund administration is $250,000 for all four Funds. Fees charged for transfer agency services are $20 per shareholder account for each Fund with a minimum annual fee of $27,000 per Fund.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

The Trust has a Distribution Agreement with Provident Distributors Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

4.  PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended December 31, 1999 were as follows:

--------------------------------------------------------------------------------
FUND                                           PURCHASES                SALES
--------------------------------------------------------------------------------
Growth Fund .......................        $  243,918,915         $  250,694,475
Income Fund .......................           285,737,528            278,934,647
Balanced Growth ...................           296,940,073             15,905,050
Balanced Income ...................           123,302,450              6,358,047
--------------------------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended December 31, 1999 were as follows:

--------------------------------------------------------------------------------
FUND                                            PURCHASES               SALES
--------------------------------------------------------------------------------
Growth Fund .......................        $            --       $            --
Income Fund .......................            178,301,235           150,634,120
Balanced Growth ...................                     --                    --
Balanced Income ...................                     --                    --
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

At December 31, 1999, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

---------------------------------------------------------------------------------------------------------
                                                           GROSS            GROSS         NET UNREALIZED
                                                        UNREALIZED       UNREALIZED        APPRECIATION/
FUND                                    COST           APPRECIATION     DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Growth Fund .................       $667,871,451      $251,734,026      $ 31,452,633       $220,281,393
Income Fund .................        607,012,452         5,070,533        24,959,081        (19,888,548)
Balanced Growth .............        293,214,924        42,617,919                --         42,617,919
Balanced Income .............        124,585,986         7,385,619                --          7,385,619
---------------------------------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST

The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                  SIX MONTHS ENDED 12/31/99
--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
GROWTH FUND:
Sold ....................................          797,998      $ 31,603,675
Issued as reinvestment of dividends .....           50,980         2,122,643
Redeemed ................................       (1,204,013)      (45,540,831)
--------------------------------------------------------------------------------
Net increase ............................         (355,035)     $(11,814,513)
================================================================================

                                                 SIX MONTHS ENDED 12/31/99
--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
INCOME FUND:
Sold ....................................       1,617,117       $ 39,316,659
Issued as reinvestment of dividends .....          31,711            768,120
Redeemed ................................        (694,562)       (16,903,805)
--------------------------------------------------------------------------------
Net increase ............................         954,266       $ 23,180,974
================================================================================

                                                 SIX MONTHS ENDED 12/31/99
--------------------------------------------------------------------------------
                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
BALANCED GROWTH FUND:
Sold ....................................        3,693,402      $294,718,986
Issued as reinvestment of dividends .....           75,986         6,914,790
Redeemed ................................         (149,961)      (13,678,512)
--------------------------------------------------------------------------------
Net increase ............................        3,619,427      $287,955,264
================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)

                                                   SIX MONTHS ENDED 12/31/99
--------------------------------------------------------------------------------
                                                   SHARES            AMOUNT
--------------------------------------------------------------------------------
BALANCED INCOME FUND:
Sold ....................................       6,474,501       $121,925,644
Issued as reinvestment of dividends .....         128,890          2,567,801
Redeemed ................................        (243,029)        (4,835,951)
--------------------------------------------------------------------------------
Net increase (decrease) .................       6,360,362       $119,657,494
================================================================================

6. RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. The conversion in 1999 of various European currencies into a single "euro" currency also presents a risk on the timing of interest and principal payments.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                          DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

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                                  NFC SAR 2/00